Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 5,532	$ 4,808
Employees and Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 13,989	$ 1,455
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			1,565	1,960
Research and Development | Employees and Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	5,065	567
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 3,967	$ 2,848
General and Administrative | Employees and Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 8,924	$ 888